Share Capital - Summary of Shares Issued for Equity Financing (Details) - 2019 At-the-Market Program $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Gross proceeds	$ 284,138	$ 214,662	$ 585,146	$ 435,536
Commission	5,642	4,298	11,729	8,717
Net proceeds	$ 278,500	$ 210,364	$ 573,417	$ 426,819
Average share price (in CAD per share) | (per share)	$ 6.71	$ 5.07	$ 27.85	$ 20.73
Shares issued through equity financings (in shares)	42,359,118	42,359,118	21,009,339	21,009,339